COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial instruments with off-balance sheet risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2016	2015
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$364,270	$243,458
Standby letters of credit	3,140	3,582

Analysis of vehicle service contract counterparty receivable
An analysis of our vehicle service contract counterparty receivable, net follows:

	2016	2015	2014
	(In thousands)
Balance at beginning of year, net of reserve	$7,229	$7,237	$7,716
Transfers in from payment plan receivables	200	1,203	180
Reserves (established) reversed and charge-offs recorded to expense	88	(119)	(199)
Recovery of previously charged-off receivable	1,500	—	—
Reserve established on previously charged-off receivable	(1,500)	—	—
Transferred from contingency reserves	(38)	—	(75)
Transfer to held for sale	(422)	—	—
Cash received	(4,786)	(1,092)	(385)
Balance at end of year, net of reserve	$2,271	$7,229	$7,237
Reserve at end of year	$1,437	$56	$1,370

Analysis of vehicle service contract counterparty reserve
An analysis of our vehicle service contract counterparty reserve follows:

	2016	2015	2014
	(In thousands)
Balance at beginning of year	$56	$1,370	$1,375
Additions (recoveries) recorded to expense	(88)	119	199
Reserve established on previously charged-off receivable	1,500	—	—
Charge-offs, net	(31)	(1,433)	(204)
Balance at end of year	$1,437	$56	$1,370